Results of Segments - Segment Revenue by Region (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Non-Current Assets by Region
Revenue	€ 36,800	€ 34,176	€ 31,207
EMEA
Non-Current Assets by Region
Revenue	17,025	15,575	14,004
Germany
Non-Current Assets by Region
Revenue	5,828	5,359	4,921
Rest of EMEA
Non-Current Assets by Region
Revenue	11,197	10,216	9,083
Americas
Non-Current Assets by Region
Revenue	14,499	13,808	12,762
U.S
Non-Current Assets by Region
Revenue	11,537	11,056	10,204
Rest of Americas
Non-Current Assets by Region
Revenue	2,962	2,752	2,558
APJ
Non-Current Assets by Region
Revenue	5,276	4,793	4,441
Japan
Non-Current Assets by Region
Revenue	1,569	1,388	1,243
Rest of APJ
Non-Current Assets by Region
Revenue	3,707	3,404	3,199
Actual Currency
Non-Current Assets by Region
Revenue	36,800	34,175	31,207
Constant Currency
Non-Current Assets by Region
Revenue	€ 36,800	34,175
Applications, Technology & Services
Non-Current Assets by Region
Decrease of depreciation and amortization expenses percentage	6.00%
Depreciation and amortization expenses	€ 689	€ 732
Applications, Technology & Services | Constant Currency
Non-Current Assets by Region
Decrease of depreciation and amortization expenses percentage		4.00%
Core Services
Non-Current Assets by Region
Decrease of depreciation and amortization expenses percentage	2.00%
Depreciation and amortization expenses	€ 103	€ 105
Core Services | Constant Currency
Non-Current Assets by Region
Decrease of depreciation and amortization expenses percentage		1.00%
Operating segments | Actual Currency
Non-Current Assets by Region
Revenue	36,800	€ 34,175	31,207
Operating segments | Constant Currency
Non-Current Assets by Region
Revenue	37,804	34,310
Operating segments | Applications, Technology & Services | Actual Currency
Non-Current Assets by Region
Revenue	32,847	30,248	27,359
Operating segments | Applications, Technology & Services | Actual Currency | EMEA
Non-Current Assets by Region
Revenue	15,185	13,754	12,266
Operating segments | Applications, Technology & Services | Actual Currency | Germany
Non-Current Assets by Region
Revenue	5,081	4,635	4,176
Operating segments | Applications, Technology & Services | Actual Currency | Rest of EMEA
Non-Current Assets by Region
Revenue	10,103	9,119	8,089
Operating segments | Applications, Technology & Services | Actual Currency | Americas
Non-Current Assets by Region
Revenue	12,828	12,102	11,082
Operating segments | Applications, Technology & Services | Actual Currency | U.S
Non-Current Assets by Region
Revenue	10,127	9,621	8,823
Operating segments | Applications, Technology & Services | Actual Currency | Rest of Americas
Non-Current Assets by Region
Revenue	2,701	2,481	2,260
Operating segments | Applications, Technology & Services | Actual Currency | APJ
Non-Current Assets by Region
Revenue	4,834	4,392	4,011
Operating segments | Applications, Technology & Services | Actual Currency | Japan
Non-Current Assets by Region
Revenue	1,414	1,250	1,079
Operating segments | Applications, Technology & Services | Actual Currency | Rest of APJ
Non-Current Assets by Region
Revenue	3,421	3,141	2,932
Operating segments | Applications, Technology & Services | Constant Currency
Non-Current Assets by Region
Revenue	33,751	30,370
Operating segments | Applications, Technology & Services | Constant Currency | EMEA
Non-Current Assets by Region
Revenue	15,263	13,689
Operating segments | Applications, Technology & Services | Constant Currency | Germany
Non-Current Assets by Region
Revenue	5,084	4,635
Operating segments | Applications, Technology & Services | Constant Currency | Rest of EMEA
Non-Current Assets by Region
Revenue	10,178	9,054
Operating segments | Applications, Technology & Services | Constant Currency | Americas
Non-Current Assets by Region
Revenue	13,423	12,160
Operating segments | Applications, Technology & Services | Constant Currency | U.S
Non-Current Assets by Region
Revenue	10,556	9,620
Operating segments | Applications, Technology & Services | Constant Currency | Rest of Americas
Non-Current Assets by Region
Revenue	2,867	2,539
Operating segments | Applications, Technology & Services | Constant Currency | APJ
Non-Current Assets by Region
Revenue	5,066	4,521
Operating segments | Applications, Technology & Services | Constant Currency | Japan
Non-Current Assets by Region
Revenue	1,459	1,337
Operating segments | Applications, Technology & Services | Constant Currency | Rest of APJ
Non-Current Assets by Region
Revenue	3,606	3,184
Operating segments | Core Services | Actual Currency
Non-Current Assets by Region
Revenue	3,953	3,927	3,848
Operating segments | Core Services | Actual Currency | EMEA
Non-Current Assets by Region
Revenue	1,840	1,809	1,737
Operating segments | Core Services | Actual Currency | Germany
Non-Current Assets by Region
Revenue	747	732	742
Operating segments | Core Services | Actual Currency | Rest of EMEA
Non-Current Assets by Region
Revenue	1,093	1,077	995
Operating segments | Core Services | Actual Currency | Americas
Non-Current Assets by Region
Revenue	1,671	1,701	1,682
Operating segments | Core Services | Actual Currency | U.S
Non-Current Assets by Region
Revenue	1,410	1,424	1,387
Operating segments | Core Services | Actual Currency | Rest of Americas
Non-Current Assets by Region
Revenue	261	278	295
Operating segments | Core Services | Actual Currency | APJ
Non-Current Assets by Region
Revenue	442	417	428
Operating segments | Core Services | Actual Currency | Japan
Non-Current Assets by Region
Revenue	155	147	163
Operating segments | Core Services | Actual Currency | Rest of APJ
Non-Current Assets by Region
Revenue	286	270	€ 265
Operating segments | Core Services | Constant Currency
Non-Current Assets by Region
Revenue	4,053	3,940
Operating segments | Core Services | Constant Currency | EMEA
Non-Current Assets by Region
Revenue	1,845	1,805
Operating segments | Core Services | Constant Currency | Germany
Non-Current Assets by Region
Revenue	745	735
Operating segments | Core Services | Constant Currency | Rest of EMEA
Non-Current Assets by Region
Revenue	1,101	1,070
Operating segments | Core Services | Constant Currency | Americas
Non-Current Assets by Region
Revenue	1,745	1,704
Operating segments | Core Services | Constant Currency | U.S
Non-Current Assets by Region
Revenue	1,468	1,425
Operating segments | Core Services | Constant Currency | Rest of Americas
Non-Current Assets by Region
Revenue	278	279
Operating segments | Core Services | Constant Currency | APJ
Non-Current Assets by Region
Revenue	462	431
Operating segments | Core Services | Constant Currency | Japan
Non-Current Assets by Region
Revenue	160	158
Operating segments | Core Services | Constant Currency | Rest of APJ
Non-Current Assets by Region
Revenue	€ 302	€ 273